AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Information Technology – 25.9%
Communications Equipment – 1.5%
Motorola Solutions, Inc.	10,703	$3,799,351

IT Services – 0.8%
International Business Machines Corp.	11,750	2,243,780

Semiconductors & Semiconductor Equipment – 8.9%
Advanced Micro Devices, Inc.(a)	8,185	1,477,311
Applied Materials, Inc.	9,334	1,924,951
Broadcom, Inc.	3,659	4,849,675
NVIDIA Corp.	12,244	11,063,189
NXP Semiconductors NV	14,882	3,687,313

		23,002,439

Software – 9.6%
Adobe, Inc.(a)	4,312	2,175,835
Microsoft Corp.	40,625	17,091,750
Oracle Corp.	15,354	1,928,616
Salesforce, Inc.	11,939	3,595,788

		24,791,989

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	73,272	12,564,682
Dell Technologies, Inc. - Class C	5,934	677,129

		13,241,811

		67,079,370

Financials – 17.7%
Banks – 5.0%
Bank of America Corp.	64,732	2,454,637
Fifth Third Bancorp	42,269	1,572,830
JPMorgan Chase & Co.	21,650	4,336,495
Wells Fargo & Co.	80,952	4,691,978

		13,055,940

Capital Markets – 4.0%
Charles Schwab Corp. (The)	23,358	1,689,718
Goldman Sachs Group, Inc. (The)	14,307	5,975,891
Jefferies Financial Group, Inc.	59,861	2,639,870

		10,305,479

Consumer Finance – 1.2%
American Express Co.	5,454	1,241,821
Capital One Financial Corp.	12,458	1,854,872

		3,096,693

Financial Services – 6.2%
Apollo Global Management, Inc.	20,005	2,249,562
Berkshire Hathaway, Inc. - Class B(a)	22,705	9,547,907
Visa, Inc. - Class A	15,393	4,295,878

		16,093,347

Insurance – 1.3%
Allstate Corp. (The)	8,365	1,447,228
Progressive Corp. (The)	8,696	1,798,507

		3,245,735

		45,797,194

Health Care – 14.1%
Biotechnology – 1.8%
AbbVie, Inc.	15,944	2,903,402
Amgen, Inc.	6,130	1,742,882

		4,646,284

Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	36,611	4,161,206
Stryker Corp.	7,578	2,711,939

		6,873,145

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.0%
Cigna Group (The)	9,066	$3,292,681
HCA Healthcare, Inc.	12,104	4,037,047
UnitedHealth Group, Inc.	6,272	3,102,758

		10,432,486

Life Sciences Tools & Services – 1.6%
Thermo Fisher Scientific, Inc.	7,350	4,271,894

Pharmaceuticals – 4.0%
Eli Lilly & Co.	4,383	3,409,799
Johnson & Johnson	20,249	3,203,189
Merck & Co., Inc.	27,458	3,623,083

		10,236,071

		36,459,880

Communication Services – 11.3%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	42,443	1,839,904

Entertainment – 2.9%
Electronic Arts, Inc.	15,118	2,005,705
Netflix, Inc.(a)	3,242	1,968,964
Walt Disney Co. (The)	29,552	3,615,983

		7,590,652

Interactive Media & Services – 6.4%
Alphabet, Inc. - Class A(a)	64,070	9,670,085
Meta Platforms, Inc. - Class A	14,371	6,978,270

		16,648,355

Wireless Telecommunication Services – 1.3%
T-Mobile US, Inc.	19,738	3,221,636

		29,300,547

Energy – 6.7%
Energy Equipment & Services – 1.0%
Schlumberger NV	46,433	2,544,993

Oil, Gas & Consumable Fuels – 5.7%
Chevron Corp.	20,698	3,264,902
EOG Resources, Inc.	31,614	4,041,534
Exxon Mobil Corp.	41,286	4,799,085
Occidental Petroleum Corp.	40,624	2,640,154

		14,745,675

		17,290,668

Industrials – 6.6%
Aerospace & Defense – 1.6%
Northrop Grumman Corp.	5,690	2,723,576
RTX Corp.	15,644	1,525,759

		4,249,335

Ground Transportation – 2.7%
CSX Corp.	54,067	2,004,263
Norfolk Southern Corp.	9,278	2,364,684
Uber Technologies, Inc.(a)	8,625	664,039
Union Pacific Corp.	7,641	1,879,151

		6,912,137

Industrial Conglomerates – 1.2%
Honeywell International, Inc.	15,071	3,093,323

Machinery – 1.1%
Parker-Hannifin Corp.	4,879	2,711,699

		16,966,494

Consumer Staples – 5.9%
Beverages – 1.8%
PepsiCo, Inc.	27,238	4,766,922

Company	Shares		U.S. $ Value

Consumer Staples Distribution & Retail – 2.6%
Costco Wholesale Corp.		2,762	$2,023,524
Target Corp.		15,725	2,786,627
Walmart, Inc.		29,906	1,799,444

			6,609,595

Household Products – 1.5%
Procter & Gamble Co. (The)		24,562	3,985,185

			15,361,702

Consumer Discretionary – 5.7%
Broadline Retail – 3.2%
Amazon.com, Inc.(a)		46,205	8,334,458

Hotels, Restaurants & Leisure – 1.4%
Booking Holdings, Inc.		1,022	3,707,693

Specialty Retail – 1.1%
Home Depot, Inc. (The)		7,334	2,813,323

			14,855,474

Utilities – 2.7%
Electric Utilities – 2.7%
NextEra Energy, Inc.		38,405	2,454,464
PPL Corp.		168,940	4,650,918

			7,105,382

Materials – 1.2%
Chemicals – 1.2%
Sherwin-Williams Co. (The)		8,680	3,014,824

Total Common Stocks (cost $154,692,759)			253,231,535

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $6,604,173)		6,604,173	6,604,173

	Principal Amount (000)

Time Deposits – 0.1%
BBH, New York 3.79%, 04/01/2024	CAD	5	4,057
Citibank, London 2.85%, 04/02/2024	EUR	39	41,956
HSBC, Hong Kong 2.36%, 04/02/2024	HKD	158	20,137
Royal Bank of Canada, London 4.15%, 04/02/2024	GBP	61	76,579
SMBC, Tokyo (0.25)%, 04/01/2024	JPY	1,511	9,981

Total Time Deposits (cost $152,710)			152,710

Total Short-Term Investments (cost $6,756,883)			6,756,883

Total Investments – 100.4% (cost $161,449,642)(e)			259,988,418	(f)
Other assets less liabilities – (0.4)%			(942,941)

Net Assets – 100.0%			$259,045,477

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.

(e)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,584,364 and gross unrealized depreciation of investments was $(45,588), resulting in net unrealized appreciation of $98,538,776.

(f)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund values its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

AB Select US Equity Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$253,231,535	$-0-	$-0-	$253,231,535
Short-Term Investments:
Investment Companies	6,604,173	-0-	-0-	6,604,173
Time Deposits	152,710	-0-	-0-	152,710

Total Investments in Securities	259,988,418	-0-	-0-	259,988,418
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$259,988,418	$-0-	$-0-	$259,988,418

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,719	$57,491	$56,606	$6,604	$0	**
Government Money Market Portfolio*	-0-	2,549	2,549	-0-	0	**
Total				$6,604	$0	**

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.